Income Taxes, Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Current [Abstract]
U.S. Federal	$ 84	$ 60	$ 19
U.S. State	12	11	8
Non-U.S.	154	67	40
Total current	250	138	67
Deferred [Abstract]
U.S. Federal	(29)	(47)	(72)
U.S. State	(13)	(3)	12
Non-U.S.	(54)	(2)	(26)
Total deferred	(96)	(52)	(86)
Expense for income taxes	154	86	(19)
U.S. income from continuing operations before income taxes	206	229	373
Non-U.S. income from continuing operations before income taxes	507	261	104
Income taxes paid	$ 243	$ 115	$ 60